Unit Activity	12 Months Ended
Dec. 31, 2011
Unit Activity [Abstract]
Unit Activity

Note 6: Unit Activity

All products referred to in Note 1 for outstanding units at December 31, 2011, 2010, and 2009 were as follows:

2011
Company		Contract Owner
			VAL	VLI	SPVA	SPVL

Contributions:	1,203,538	Contributions:	1,797,079	106,082	0	306,025
Redemptions:	(3,561,739)	Redemptions:	(2,505,000)	(151,001)	(19,032)	(277,379)

2010
Company		Contract Owner
			VAL	VLI	SPVA	SPVL

Contributions:	1,272,554	Contributions:	1,959,202	120,611	0	109,412
Redemptions:	(4,476,027)	Redemptions:	(2,753,017)	(155,857)	(3,200)	(221,825)

2009
Company		Contract Owner
			VAL	VLI	SPVA	SPVL

Contributions:	1,972,044	Contributions:	2,221,223	135,124	0	97,382
Redemptions:	(2,041,418)	Redemptions:	(3,685,838)	(245,149)	(735)	(170,770)